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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21425

                         Pioneer Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 2/28/14

 Shares

 Value

 COMMON STOCKS - 94.1%

 Energy - 4.2%

 Oil & Gas Exploration & Production - 4.2%

 882,300

 Approach Resources, Inc. *

 $

 19,648,821

 437,699

 Gulfport Energy Corp. *

 28,931,904

 2,000,000

 Halcon Resources Corp. *

 7,620,000

 819,000

 Oasis Petroleum, Inc. *

 35,683,830

 $

 91,884,555

 Total Energy

 $

 91,884,555

 Capital Goods - 19.0%

 Aerospace & Defense - 1.5%

 1,817,593

 The KEYW Holding Corp. *

 $

 33,261,952

 Building Products - 2.3%

 1,007,732

 AO Smith Corp.

 $

 50,084,280

 Industrial Machinery - 11.0%

 938,800

 Actuant Corp.

 $

 32,914,328

 872,930

 Altra Industrial Motion Corp. *

 30,901,722

 401,738

 CLARCOR, Inc.

 23,272,682

 852,400

 Colfax Corp. *

 60,631,212

 247,604

 The Middleby Corp. *

 73,429,442

 515,600

 TriMas Corp. *

 17,329,316

 $

 238,478,702

 Trading Companies & Distributors - 4.2%

 1,118,500

 Beacon Roofing Supply, Inc. *

 $

 42,268,115

 493,600

 Watsco, Inc.

 48,560,368

 $

 90,828,483

 Total Capital Goods

 $

 412,653,417

 Commercial Services & Supplies - 3.6%

 Environmental & Facilities Services - 1.6%

 778,495

 Waste Connections, Inc. *

 $

 33,685,479

 Human Resource & Employment Services - 2.0%

 751,900

 WageWorks, Inc. *

 $

 44,474,885

 Total Commercial Services & Supplies

 $

 78,160,364

 Transportation - 1.3%

 Trucking - 1.3%

 1,167,500

 Roadrunner Transportation Systems, Inc. *

 $

 27,447,925

 Total Transportation

 $

 27,447,925

 Consumer Durables & Apparel - 2.9%

 Footwear - 2.9%

 299,000

 Deckers Outdoor Corp. *

 $

 22,230,650

 1,563,880

 Wolverine World Wide, Inc.

 41,223,877

 $

 63,454,527

 Total Consumer Durables & Apparel

 $

 63,454,527

 Consumer Services - 1.6%

 Restaurants - 1.6%

 1,290,300

 Texas Roadhouse, Inc.

 $

 34,128,435

 Total Consumer Services

 $

 34,128,435

 Retailing - 5.4%

 Distributors - 0.8%

 659,926

 LKQ Corp. *

 $

 18,405,336

 Specialty Stores - 1.3%

 580,100

 Vitamin Shoppe, Inc. *

 $

 27,142,879

 Automotive Retail - 3.3%

 521,681

 Group 1 Automotive, Inc.

 $

 34,827,424

 605,695

 Monro Muffler Brake, Inc.

 36,141,821

 $

 70,969,245

 Total Retailing

 $

 116,517,460

 Food & Staples Retailing - 1.6%

 Food Distributors - 1.1%

 317,500

 United Natural Foods, Inc. *

 $

 22,980,650

 Food Retail - 0.5%

 353,000

 The Fresh Market, Inc. *

 $

 11,825,500

 Total Food & Staples Retailing

 $

 34,806,150

 Food, Beverage & Tobacco - 0.8%

 Packaged Foods & Meats - 0.8%

 441,000

 Annie's, Inc. *

 $

 16,528,680

 Total Food, Beverage & Tobacco

 $

 16,528,680

 Health Care Equipment & Services - 13.0%

 Health Care Equipment - 3.3%

 1,732,639

 Globus Medical, Inc. *

 $

 40,994,239

 441,700

 Sirona Dental Systems, Inc. *

 31,122,182

 $

 72,116,421

 Health Care Supplies - 3.4%

 527,000

 Align Technology, Inc. *

 $

 27,577,910

 1,584,076

 Spectranetics Corp. *

 47,458,917

 $

 75,036,827

 Health Care Distributors - 2.6%

 342,835

 MWI Veterinary Supply, Inc. *

 $

 55,854,678

 Health Care Facilities - 1.6%

 692,325

 Acadia Healthcare Co, Inc. *

 $

 34,228,548

 Health Care Technology - 2.1%

 1,567,409

 Omnicell, Inc. *

 $

 45,110,031

 Total Health Care Equipment & Services

 $

 282,346,505

 Pharmaceuticals, Biotechnology & Life Sciences - 10.1%

 Biotechnology - 3.6%

 1,386,300

 Keryx Biopharmaceuticals, Inc. *

 $

 22,250,115

 1,566,100

 NPS Pharmaceuticals, Inc. *

 54,782,178

 $

 77,032,293

 Pharmaceuticals - 6.5%

 3,453,100

 Akorn, Inc. *

 $

 89,159,040

 856,700

 Questcor Pharmaceuticals, Inc.

 52,044,525

 $

 141,203,565

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 218,235,858

 Banks - 2.1%

 Regional Banks - 2.1%

 1,336,858

 BankUnited, Inc. *

 $

 44,758,006

 Total Banks

 $

 44,758,006

 Diversified Financials - 5.3%

 Consumer Finance - 2.7%

 1,074,697

 Portfolio Recovery Associates, Inc. *

 $

 58,280,818

 Asset Management & Custody Banks - 0.9%

 104,300

 Affiliated Managers Group, Inc. *

 $

 19,613,615

 Investment Banking & Brokerage - 1.7%

 760,280

 Stifel Financial Corp. *

 $

 36,561,865

 Total Diversified Financials

 $

 114,456,298

 Insurance - 0.6%

 Property & Casualty Insurance - 0.6%

 304,710

 ProAssurance Corp.

 $

 13,852,117

 Total Insurance

 $

 13,852,117

 Software & Services - 19.3%

 Internet Software & Services - 0.7%

 2,153,200

 Dice Holdings, Inc. *

 $

 15,847,552

 IT Consulting & Other Services - 4.7%

 1,026,505

 EPAM Systems, Inc. *

 $

 43,041,355

 1,315,700

 Sapient Corp. *

 22,906,337

 979,075

 Virtusa Corp. *

 35,608,958

 $

 101,556,650

 Data Processing & Outsourced Services - 6.2%

 1,087,667

 Cardtronics, Inc. *

 $

 44,072,267

 625,000

 MAXIMUS, Inc.

 29,868,750

 624,810

 WEX, Inc. *

 60,494,104

 $

 134,435,121

 Application Software - 7.2%

 224,321

 ANSYS, Inc. *

 $

 18,735,290

 540,840

 Ellie Mae, Inc. *

 16,766,040

 1,125,554

 RealPage, Inc. *

 19,922,306

 1,747,885

 Seachange International, Inc. *

 18,440,187

 612,100

 Solera Holdings, Inc. *

 41,879,882

 1,161,097

 Synchronoss Technologies, Inc. *

 39,918,515

 $

 155,662,220

 Systems Software - 0.5%

 280,326

 Proofpoint, Inc. *

 $

 11,619,513

 Total Software & Services

 $

 419,121,056

 Technology Hardware & Equipment - 1.7%

 Electronic Components - 1.7%

 1,835,000

 InvenSense, Inc. *

 $

 36,975,250

 Total Technology Hardware & Equipment

 $

 36,975,250

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 591,840

 Hittite Microwave Corp. *

 $

 34,906,723

 Total Semiconductors & Semiconductor Equipment

 $

 34,906,723

 TOTAL COMMON STOCKS

 (Cost $1,333,358,745)

 $

 2,040,233,326

 TOTAL INVESTMENT IN SECURITIES - 94.1%

 (Cost $1,333,358,745) (a)

 $

 2,040,233,326

 OTHER ASSETS & LIABILITIES - 5.9%

 $

 127,501,876

 TOTAL NET ASSETS - 100.0%

 $

 2,167,735,202

 *

 Non-income producing security.

 (a)

 At January 31, 2014, the net unrealized appreciation on investments based on cost for federal, Income tax purposes of $1,334,277,999 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 737,330,519

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (31,375,192)

 Net unrealized appreciation

 $

 705,955,327

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,040,233,326

$
-

$
-

$
2,040,233,326

 Total

$
2,040,233,326

$
-

$
-

$
2,040,233,326

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 2/28/14

 Shares

 Value

 COMMON STOCKS - 98.0%

 Energy - 4.4%

 Oil & Gas Equipment & Services - 1.4%

 14,205

 Schlumberger, Ltd.

 $

 1,321,065

 Oil & Gas Exploration & Production - 3.0%

 8,180

 Concho Resources, Inc. *

 $

 990,843

 53,575

 Denbury Resources, Inc. *

 876,487

 22,650

 Southwestern Energy Co. *

 936,351

 $

 2,803,681

 Total Energy

 $

 4,124,746

 Materials - 4.1%

 Industrial Gases - 1.9%

 13,845

 Praxair, Inc.

 $

 1,804,973

 Specialty Chemicals - 2.2%

 19,685

 Ecolab, Inc.

 $

 2,121,059

 Total Materials

 $

 3,926,032

 Capital Goods - 13.5%

 Aerospace & Defense - 4.9%

 9,350

 Precision Castparts Corp.

 $

 2,411,178

 19,235

 United Technologies Corp.

 2,250,880

 $

 4,662,058

 Electrical Components & Equipment - 2.7%

 47,192

 AMETEK, Inc.

 $

 2,512,502

 Industrial Conglomerates - 3.0%

 37,395

 Danaher Corp.

 $

 2,860,344

 Industrial Machinery - 2.9%

 32,630

 Illinois Tool Works, Inc.

 $

 2,691,975

 Total Capital Goods

 $

 12,726,879

 Consumer Durables & Apparel - 3.8%

 Apparel, Accessories & Luxury Goods - 3.8%

 24,450

 Michael Kors Holdings, Ltd. *

 $

 2,396,834

 20,855

 VF Corp.

 1,221,894

 $

 3,618,728

 Total Consumer Durables & Apparel

 $

 3,618,728

 Consumer Services - 3.3%

 Hotels, Resorts & Cruise Lines - 2.3%

 40,540

 Marriott International, Inc.

 $

 2,198,484

 Restaurants - 1.0%

 13,215

 Starbucks Corp.

 $

 937,736

 Total Consumer Services

 $

 3,136,220

 Retailing - 16.0%

 Distributors - 1.1%

 36,855

 LKQ Corp. *

 $

 1,027,886

 Internet Retail - 2.1%

 1,440

 priceline.com, Inc. *

 $

 1,942,330

 General Merchandise Stores - 1.5%

 25,710

 Dollar Tree, Inc. *

 $

 1,408,137

 Apparel Retail - 2.4%

 37,305

 The TJX Companies, Inc.

 $

 2,292,765

 Home Improvement Retail - 2.2%

 25,440

 The Home Depot, Inc.

 $

 2,086,843

 Specialty Stores - 3.0%

 50,520

 Sally Beauty Holdings, Inc. *

 $

 1,449,924

 15,460

 Ulta Salon Cosmetics & Fragrance, Inc. *

 1,386,607

 $

 2,836,531

 Automotive Retail - 2.3%

 14,740

 O'Reilly Automotive, Inc. *

 $

 2,223,529

 Homefurnishing Retail - 1.4%

 19,055

 Bed Bath & Beyond, Inc. *

 $

 1,292,310

 Total Retailing

 $

 15,110,331

 Food, Beverage & Tobacco - 4.8%

 Soft Drinks - 2.0%

 23,280

 PepsiCo., Inc.

 $

 1,864,030

 Packaged Foods & Meats - 2.8%

 17,980

 Mead Johnson Nutrition Co.

 $

 1,466,269

 34,515

 Mondelez International, Inc.

 1,174,545

 $

 2,640,814

 Total Food, Beverage & Tobacco

 $

 4,504,844

 Household & Personal Products - 1.8%

 Household Products - 1.8%

 25,440

 Church & Dwight Co., Inc.

 $

 1,729,411

 Total Household & Personal Products

 $

 1,729,411

 Health Care Equipment & Services - 8.6%

 Health Care Equipment - 0.8%

 1,710

 Intuitive Surgical, Inc. *

 $

 760,659

 Health Care Distributors - 2.3%

 30,470

 Cardinal Health, Inc.

 $

 2,179,519

 Health Care Services - 2.9%

 36,405

 Express Scripts Holding Co. *

 $

 2,741,661

 Health Care Technology - 2.6%

 39,550

 Cerner Corp. *

 $

 2,427,184

 Total Health Care Equipment & Services

 $

 8,109,023

 Pharmaceuticals, Biotechnology & Life Sciences - 8.9%

 Biotechnology - 5.9%

 24,180

 Celgene Corp. *

 $

 3,886,936

 20,405

 Gilead Sciences, Inc. *

 1,689,330

 $

 5,576,266

 Pharmaceuticals - 3.0%

 30,560

 Johnson & Johnson

 $

 2,815,187

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,391,453

 Diversified Financials - 5.8%

 Specialized Finance - 2.0%

 8,990

 IntercontinentalExchange Group, Inc.

 $

 1,877,472

 Asset Management & Custody Banks - 2.4%

 12,225

 Affiliated Managers Group, Inc. *

 $

 2,298,911

 Investment Banking & Brokerage - 1.4%

 8,090

 The Goldman Sachs Group, Inc.

 $

 1,346,580

 Total Diversified Financials

 $

 5,522,963

 Software & Services - 15.0%

 Internet Software & Services - 2.9%

 1,170

 Google, Inc. *

 $

 1,422,310

 6,200

 LinkedIn Corp. *

 1,265,048

 $

 2,687,358

 IT Consulting & Other Services - 4.8%

 10,425

 Cognizant Technology Solutions Corp. *

 $

 1,084,826

 27,955

 Gartner, Inc. *

 1,944,550

 8,360

 International Business Machines Corp.

 1,548,021

 $

 4,577,397

 Data Processing & Outsourced Services - 3.2%

 13,215

 Visa, Inc.

 $

 2,985,797

 Systems Software - 4.1%

 25,980

 Check Point Software Technologies, Ltd. *

 $

 1,751,572

 55,100

 Oracle Corp.

 2,154,961

 $

 3,906,533

 Total Software & Services

 $

 14,157,085

 Technology Hardware & Equipment - 8.0%

 Communications Equipment - 2.9%

 35,955

 Qualcomm, Inc.

 $

 2,707,052

 Computer Hardware - 3.9%

 7,010

 Apple, Inc.

 $

 3,688,942

 Computer Storage & Peripherals - 1.2%

 44,585

 EMC Corp.

 $

 1,175,706

 Total Technology Hardware & Equipment

 $

 7,571,700

 TOTAL COMMON STOCKS

 (Cost $53,702,961)

 $

 92,629,415

 TOTAL INVESTMENT IN SECURITIES - 98.0%

 (Cost $53,702,961) (a)

 $

 92,629,415

 OTHER ASSETS & LIABILITIES - 2.0%

 $

 1,928,573

 TOTAL NET ASSETS - 100.0%

 $

 94,557,988

 *

 Non-income producing security.

 (a)

 At February 28, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $53,812,443 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

    39,113,167

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

       (296,195)

 Net unrealized appreciation

 $

    38,816,972

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of February 28, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
92,629,415

$
-

$
-

$
92,629,415

 Total

$
92,629,415

$
-

$
-

$
92,629,415

 During the year ended February 28, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 29, 2014 * Print the name and title of each signing officer under his or her signature.